Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity

Issuance of Common Stock in Lieu of Cash Payments

Under the terms of the Amended and Restated Non-Employee Director Compensation Plan, each non-employee member of the Company’s Board of Directors may elect to receive all or part of his or her director fees in shares of the Company’s common stock. Director fees, whether paid in cash or in shares of common stock, are payable quarterly on the last day of each fiscal quarter. The number of shares of common stock issued to directors is determined by dividing the product of: (i) the fees otherwise payable to each director in cash, times (ii) the percentage of fees the director elected to receive in shares of common stock, by (iii) the volume weighted average price per share of common stock over the last five trading days of the quarter. During the three months ended March 31, 2016 and 2015, 3,765 shares and 1,252 shares, respectively, were issued to directors as payment for director fees in lieu of cash.

Common Stock Warrants Requiring Liability Accounting

Warrants issued in 2012 and 2013 financing transactions contain either or both of net-cash settlement and down round provisions. Under GAAP, such provisions require that these warrants be accounted for as derivatives, thus requiring that they be adjusted to estimated fair value at each balance sheet date and shown as liabilities in the accompanying consolidated balance sheets. The fair value of such warrants was calculated using the Monte Carlo simulation valuation method.

Assumptions used in calculating the fair value of the warrants at March 31, 2016 are as follows:

March 31, 2016
Dividend yield	0%
Expected volatility	54.50% - 59.50%
Risk free interest rates	0.63% - 0.70%
Expected remaining term (in years)	1.25 – 1.82

In addition to the assumptions above, the Company also estimates the likelihood of whether it will participate in a future round of equity financing and, if so, the estimated timing and pricing of its offering of common stock.

The fair values and the changes in fair values of the warrants accounted for as derivative liabilities for the three months ended March 31, 2016 are as follows:

Balance, December 31, 2015	$658,286
Gain on change in fair value for the three months ended March 31, 2016	(160,118)
Balance, March 31, 2016	$(498,168)

Stock Incentive Plans

The Company has various share-based compensation plans and share-based compensatory contracts (collectively, the “Plans”) under which it has granted share-based awards, such as stock grants, and incentive and non-qualified stock options, to employees, directors, consultants and advisors. Awards may be subject to a vesting schedule as set forth in individual award agreements. Certain of the Plans also have provided for cash-based performance bonus awards.

In June 2013, the Company’s stockholders approved the 2013 Incentive Compensation Plan. Upon its approval, the Company ceased making awards under other previous Plans, although then-outstanding awards made under such other previous Plans remain outstanding in conformity with their original terms. At the 2015 Annual Meeting, the Company’s stockholders approved the adoption of the MRI Interventions, Inc. Amended and Restated 2013 Incentive Compensation Plan (the “Amended 2013 Plan”). The material change effected in the Amended 2013 Plan was to increase the number of shares of the Company’s common stock available for awards thereunder by 166,666 shares, resulting in a total of 208,333 shares of the Company’s common stock being reserved for issuance under the Amended 2013 Plan. Of this amount, stock grants of 24,245 shares have been awarded and option grants of 103,488 shares were outstanding as of March 31, 2016. Accordingly, 80,599 shares remained available for grants under the Amended 2013 Plan as of that date.

Activity under all of the Company’s equity compensation plans during the three months ended March 31, 2016 is summarized below:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2015	397,710	$36.60
Granted	10,000	9.30
Forfeited	(3,000)	32.40
Outstanding at March 31, 2016	404,710	$36.00

The estimated grant date fair values of options granted during the three months ended March 31, 2016 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Dividend yield	0%
Expected volatility	49.86%
Risk free interest rates	1.38%
Expected lives (in years)	6.0

The Company records share-based compensation expense on a straight-line basis over the related vesting period. For the three months ended March 31, 2016 and 2015, share-based compensation expense related to options was:

Three Months Ended March 31,
2016	2015
$260,149	$367,309

As of March 31, 2016, there was unrecognized compensation expense of $1,575,511 related to outstanding stock options, which is expected to be recognized over a weighted average period of 1.83 years.

Warrants

Warrants have generally been issued for terms of up to five years. Common stock warrant activity for the three months ended March 31, 2016 was as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2015	1,127,203	$19.80
Issued	–	–
Terminated	–	–
Outstanding at March 31, 2016	1,127,203	$19.80

8.	Stockholders’ Equity

Authorized Shares

At the annual meeting of the Company’s stockholders on June 4, 2015 (the “2015 Annual Meeting”), the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of the Company’s common stock to 200,000,000 shares.

Issuance of Common Stock in Lieu of Cash Payments

Under the terms of the Amended and Restated Non-Employee Director Compensation Plan, each non-employee member of the Company’s Board of Directors may elect to receive all or part of his or her fees in shares of the Company’s common stock. Director fees, whether paid in cash or in shares of common stock, are payable quarterly on the last day of each fiscal quarter. The number of shares of common stock issued to directors is determined by dividing the product of: (i) the fees otherwise payable to each director in cash, times (ii) the percentage of fees the director elected to receive in shares of common stock, by (iii) the volume weighted average price per share of common stock over the last five trading days of the quarter. During the years ended December 31, 2015 and 2014, 7,659 shares and 4,679 shares, respectively, were issued to directors as payment for fees in lieu of cash.

December 2015 Private Placement

In December 2015, the Company entered into a securities purchase agreement (the “2015 Purchase Agreement”) for the private placement of 543,642 units at a purchase price of $9.738 per unit, with each unit consisting of: (i) one share of the Company’s common stock; (ii) series A warrants, which permit each investor to purchase 0.4 share of common stock (the “2015 Series A Warrants”), resulting in the issuance of 2015 Series A Warrants to purchase an aggregate of

216,666 shares of common stock; and (iii) series B warrants, which permit each investor to purchase 0.3 share of common stock (the “2015 Series B Warrants”), resulting in the issuance of 2015 Series B Warrants to purchase an aggregate of 163,333 shares of common stock.

The Company received gross proceeds of $5,292,670, before commissions and offering expenses. The Company’s President and Chief Executive Officer invested $100,000, a trust for which one of the Company’s non-employee directors serves as president invested $50,000, and another of the Company’s non-employee directors invested $25,000 in the transaction.

For their services, the Company’s placement agents earned cash commissions of $380,155 and warrants to purchase up to 53,333 shares of common stock (the “2015 Placement Agent Warrants”). The Company incurred other transaction costs related to the financing amounting to $172,128.

At the closing of the December 2015 Private Placement, the Company also entered into a registration rights agreement (the “2015 Registration Rights Agreement”) with the investors. Pursuant to the 2015 Registration Rights Agreement, the Company was required to prepare and file a registration statement (the “2015 Registration Statement”) with the SEC under the Securities Act covering the resale of the shares of common stock issued to the investors under the 2015 Purchase Agreement and the shares of common stock underlying the 2015 Series A and 2015 Series B Warrants and the 2015 Placement Agent Warrants. The Company filed the 2015 Registration Statement on January 15, 2016, that was declared effective on January 29, 2016. If the Company fails to continuously maintain the effectiveness of the 2015 Registration Statement (with certain permitted exceptions), the Company will incur certain liquidated damages to the investors. The 2015 Registration Rights Agreement also contains mutual indemnifications by the Company and each investor, which the Company believes are customary for transactions of this type.

The 2015 Series A and 2015 Series B Warrants are exercisable, in whole or in part, at any time prior to December 18, 2020, at exercise prices of $12.174 and $15.825 per share, respectively. In the case of certain fundamental transactions affecting the Company, the holders of the 2015 Series A and 2015 Series B Warrants, upon exercise of such warrants after such fundamental transaction, have the right to receive, in lieu of shares of the Company’s common stock, the same amount and kind of securities, cash or property that such holder would have been entitled to receive upon the occurrence of the fundamental transaction, had the 2015 Series A or 2015 Series B Warrants been exercised immediately prior to such fundamental transaction. The 2015 Series A and 2015 Series B Warrants contain a “cashless exercise” feature that allows the holders to exercise the warrants without a cash payment to the Company under the terms set forth in the respective warrants. The 2015 Placement Agent Warrants have the same terms and conditions as the 2015 Series A Warrants, except that the 2015 Placement Agent Warrants are exercisable, in full or in part, at any time prior to May 18, 2023.

December 2014 Private Placement

In December 2014, the Company entered into a securities purchase agreement (the “2014 Purchase Agreement”) for the private placement of 527,093 shares of the Company’s common stock and warrants to purchase 210,837 shares of the Company’s common stock, at a purchase price of $19.305 per unit. Each unit consisted of one share of common stock and a warrant to purchase 0.4 share of common stock (the “Investor Warrants”).

The Company received gross proceeds of $10,175,550, before commissions and offering expenses. One non-employee director of the Company invested $15,000 in the transaction.

The Company’s placement agents earned cash commissions of $709,839, and the Company incurred other transaction costs of $85,831 related to the financing. In addition to the cash commission, the Company also issued warrants to the placement agents to purchase 36,896 shares of common stock (the “2014 Placement Agent Warrants”).

At the closing of the December 2014 Private Placement, the Company also entered into a registration rights agreement (the “2014 Registration Rights Agreement”) with the investors. Pursuant to the 2014 Registration Rights Agreement, the Company was required to prepare and file a registration statement (the “2014 Registration Statement”) with the SEC under the Securities Act covering the resale of the shares of common stock issued to the investors under the 2014 Purchase Agreement and the shares of common stock underlying the Investor Warrants and the 2014 Placement Agent Warrants. The Company filed the 2014 Registration Statement on January 13, 2015, that was declared effective on January 26, 2015. Under the provisions of the 2014 Registration Rights Agreement, the Company was required to continuously maintain the effectiveness of the 2014 Registration Statement (with certain permitted exceptions) until January 2016. The Company filed an amendment with the SEC to terminate the effectiveness of the 2014 Registration Statement on February 1, 2016.

The Investor Warrants and the 2014 Placement Agent Warrants are exercisable for five years from the date of issuance and have an exercise price of $25.74 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions. The Investor Warrants contain a provision permitting the Company to redeem the warrants, to the extent then outstanding as of the redemption date, in the event the closing sale price of the Company’s common stock equals or exceeds twice the exercise price of the Investor Warrants for 20 consecutive trading days. Neither the Investor Warrants nor the Placement Agent Warrants contain any down round exercise price reset provision.

Common Stock Warrants Requiring Liability Accounting

Warrants issued in 2012 and 2013 financing transactions contain either or both of net-cash settlement and down round provisions. Under GAAP, such provisions require that these warrants be accounted for as derivatives, thus requiring that they be adjusted to estimated fair value at each balance sheet date and shown as liabilities in the accompanying consolidated balance sheets. The fair value of such warrants was calculated using the Monte Carlo simulation valuation method.

Assumptions used in calculating the fair value of the warrants are as follows:

	December 31,
	2015	2014
Dividend yield	0%	0%
Expected volatility	47.17% – 48.83%	39.3% – 100.0%
Risk free interest rates	0.855% – 1.0775%	0.67% – 1.12%
Expected remaining term (in years)	1.51 – 2.07	2.51 – 3.07

In addition to the assumptions above, the Company also estimates the likelihood of whether it will participate in a future round of equity financing and, if so, the estimated timing and pricing of its offering of common stock.

The fair values and the changes in fair values of the warrants accounted for as derivative liabilities are reflected below:

Balance, December 31, 2013	$3,747,858
Gain on change in fair value for the year ended December 31, 2014	(1,549,696)
Balance, December 31, 2014	2,198,162
Gain on change in fair value for the year ended December 31, 2015	(1,539,876)
Balance, December 31, 2015	$658,286

Stock Incentive Plans

The Company has various share-based compensation plans and share-based compensatory contracts (collectively, the “Plans”) under which it has granted share-based awards, such as stock grants, and incentive and non-qualified stock options, to employees, directors, consultants and advisors. Awards may be subject to a vesting schedule as set forth in individual award agreements. Certain of the Plans also have provided for cash-based performance bonus awards.

In June 2013, the Company’s stockholders approved the 2013 Incentive Compensation Plan. Upon its approval, the Company ceased making awards under previous plans, although then-outstanding awards made under such previous plans remain outstanding in conformity with their original terms. At the 2015 Annual Meeting, the Company’s stockholders approved the adoption of the MRI Interventions, Inc. Amended and Restated 2013 Incentive Compensation Plan (the “Amended 2013 Plan”). The material change effected in the Amended 2013 Plan was to increase the number of shares of the Company’s common stock available for awards thereunder by 166,666 shares, resulting in a total of 208,333 shares of the Company’s common stock being reserved for issuance under the Amended 2013 Plan. Of this amount, stock grants of 3,489 shares have been awarded and option grants of 91,822 shares were outstanding as of December 31, 2015. Accordingly, 113,021 shares remained available for grants under the Amended 2013 Plan as of that date.

As further discussed in Note 5, the Company, in April and May 2015, recorded $492,926 of non-cash, share-based compensation expense, classified as restructuring costs in the accompanying 2015 consolidated statements of operations, related to the modification of the terms of options held by certain former officers. In addition, effective April 1, 2015, a member of the Company’s Board of Directors resigned. In recognition of the director’s contributions to the Company, the Company’s Board of Directors accelerated the vesting of two stock options previously awarded to the director and extended the exercise period through April 1, 2017 for all vested options held by the director. Prior to such extension, the exercise period under the options’ original terms was three months subsequent to the date the individual ceased to be a director of the Company. The Company revalued the director’s stock option based on the modified terms described above and recorded non-cash, share-based compensation expense of $12,005.

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted -average Exercise price per share	Intrinsic Value (1)
Outstanding at December 31, 2013	247,674		$26.40	–	$289.20	$44.10	$1,493,368
Exercisable at December 31, 2013		147,209	$26.40	–	$289.20	$50.40	$566,589
Activity during the year ended
December 31, 2014
Granted	109,483		$24.00	–	$43.80	$32.70
Exercised	(5,416)		$26.40	–	$26.40	$26.40
Cancelled or forfeited	(6,963)		$26.40	–	$289.20	$42.60
Outstanding at December 31, 2014	344,778		$24.00	–	$289.20	$40.80	$4,800
Exercisable at December 31, 2014		187,583	$30.00	–	$289.20	$46.80	$600
Activity during the year ended
December 31, 2015
Granted	82,550		$22.20	–	$31.80	$24.60
Exercised	–		–	–	–	–
Cancelled or forfeited	(29,616)		$24.00	–	$96.00	$44.40
Outstanding at December 31, 2015	397,712					$36.60	–
Exercisable at December 31, 2015		238,954				$42.30	–

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.

The following table summarizes information about stock options at December 31, 2015 (contractual life expressed in years):

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted – Average Remaining Contractual Life	Weighted – Average Exercise Price	Number Exercisable	Weighted – Average Remaining Contractual Life	Weighted – Average Exercise Price
$22.20	-	$33.90	269,468	8.14	$29.40	121,780	6.87	$30.60
$34.80	-	$62.70	126,370	6.19	$50.70	115,303	5.87	$51.60
$96.00	-	$289.20	1,870	2.61	$238.50	1,870	2.61	$238.50
			397,708			238,953

The weighted average grant date fair value of options granted during the years ended December 31, 2015 and 2014 was $11.70 and $16.20, respectively. A summary of the status of the Company’s nonvested stock options during the years ended December 31, 2015 and 2014 is presented below:

Nonvested Stock Options	Shares	Weighted – Average Grant Date Fair Value
Nonvested January 1, 2014	100,464	$16.80
Activity during the year ended December 31, 2014
Granted	109,483	$18.90
Forfeited	(1,547)	$22.80
Vested	(51,207)	$17.40
Nonvested December 31, 2014	157,193	$15.60
Activity during the year ended December 31, 2015
Granted	82,550	$14.10
Forfeited	(3,416)	$17.70
Vested	(77,571)	$15.90
Nonvested December 31, 2015	158,756	$14.10

As of December 31, 2015, approximately $1,816,000 of unrecognized compensation cost related to share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of 2.01 years.

The assumptions used in calculating the fair value under the Black-Scholes option-pricing model are as follows:

	Years Ended December 31,
	2015	2014
Dividend yield	0%	0%
Expected Volatility	46.67% to 47.93%	49.4% to 51.8%
Risk free Interest rates	1.48% to 1.80%	1.73% to 2.71%
Expected lives (in years)	6.0	5.5 - 6.0

Warrants

Warrants have generally been issued in connection with financing transactions and for terms of up to five years. Common stock warrant activity for the years ended December 31, 2015 and 2014 is as follows:

	Shares	Weighted – Average Exercise Price
Outstanding at December 31, 2013	404,562	$23.70	(1)
Issued during the year ended December 31, 2014	287,409	$29.40
Outstanding at December 31, 2014	691.971	$24.00	(1)
Activity during the year ended December 31, 2015
Issued	436,080	$13.50
Terminated	(848)	$240.00
Outstanding at December 31, 2015	1,127,203	$19.80

(1)	The weighted-average exercise price reflects exercise prices adjustments triggered by the December 2014 and December 2015 Private Placements described above.

Information regarding outstanding warrants at December 31, 2015 is as follows (contractual life expressed in years):

Exercise Price	Number Outstanding	Weighted – Average Remaining Contractual Life	Intrinsic Value (1)
$9.60	153,361	2.07	$276,051
$12.30	271,820	4.98	$–
$15.90	163,092	4.98	$–
$18.00	15,299	1.15	$–
$22.50	85,925	1.11	$–
$25.80	247,734	3.98	$–
$28.20	90,909	1.50	$–
$29.10	11,452	1.50	$–
$30.00	46,500	1.42	$–
$52.50	41,108	1.51	$–
	1,127,203	3.43	$276,051

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at December 31, 2015 less the warrant exercise price of in-the-money warrants.